Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2024
Texts Block [Abstract]
Summary of Significant Transactions between the Company and Other Related Parties
b.	Net revenue

		Years Ended December 31
		2022	2023	2024
		NT$	NT$	NT$
		(In Millions)	(In Millions)	(In Millions)

Item	Related Party Categories

Net revenue from sale of goods	Associates	$15,351.5	$13,406.0	$15,034.1

c. Purchases
		Years Ended December 31
		2022	2023	2024
		NT$ (In Millions)	NT$ (In Millions)	NT$ (In Millions)

Related Party Categories

Associates		$6,423.9	$4,562.2	$4,619.6

d. Receivables from related parties
			December 31, 2023	December 31, 2024
			NT$ (In Millions)	NT$ (In Millions)

Item	Related Party Name

Receivables from related parties	VIS		$-	$626.7
	GUC		514.8	610.0
	Others		109.6	167.8

			$624.4	$1,404.5

		December 31, 2023	December 31, 2024
		NT$ (In Millions)	NT$ (In Millions)

Other receivables from related parties	SSMC	$58.1	$0.2
	VIS	13.8	-

		$71.9	$0.2

(Concluded)

e.	Payables to related parties

		December 31, 2023	December 31, 2024
		NT$ (In Millions)	NT$ (In Millions)

Item	Related Party Name

Payables to related parties	Xintec	$1,020.2	$988.0
	SSMC	457.3	308.4
	Others	88.8	129.6

		$1,566.3	$1,426.0

f.	Accrued expenses and other current liabilities

		December 31, 2023	December 31, 2024
		NT$ (In Millions)	NT$ (In Millions)

Item	Related Party Categories

Temporary receipts	Associates	$307.5	$4,271.5

g.	Others

		Years Ended December 31
		2022	2023	2024
		NT$ (In Millions)	NT$ (In Millions)	NT$ (In Millions)

Item	Related Party Categories

Manufacturing expenses	Associates	$6,011.5	$5,043.5	$5,232.8

Compensation to Directors and Other Key Management Personnel
h.	Compensation of key management personnel
The compensation to directors and other key management personnel were as follows:

	Years Ended December 31
	2022	2023	2024
	NT$	NT$	NT$
	(In Millions)	(In Millions)	(In Millions)

Short-term employee benefits	$4,369.1	$3,492.3	$4,447.5
Post-employment benefits	3.0	3.9	3.8
Share-based payments	286.2	525.8	1,357.4

	$4,658.3	$4,022.0	$5,808.7